CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
REVENUE	$ 478,231	$ 311,283
COSTS OF GOODS SOLD
Costs of goods sold	168,400	169,135
Depreciation expense	72,943	69,848
	241,343	238,983
GROSS PROFIT	236,888	72,300
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
Employee compensation expenses	720,141	637,475
General and administrative expenses	909,230	1,169,932
Depreciation expense	5,514	7,012
	1,634,885	1,814,419
LOSS FROM OPERATIONS	(1,397,997)	(1,742,119)
OTHER INCOME (EXPENSE)
Loss on sale of equipment to related party	0	(42,987)
Loss on sale of equipment	(9,530)	0
Interest expense	(427,572)	(148)
Other income	1,371	140
TOTAL OTHER INCOME (EXPENSE)	(435,731)	(42,995)
NET LOSS BEFORE INCOME TAXES	(1,833,728)	(1,785,114)
Income taxes	0	0
NET LOSS	$ (1,833,728)	$ (1,785,114)
NET (LOSS) INCOME PER COMMON SHARE, BASIC AND DILUTED (in Dollars per share)	$ (0.11)	$ (0.11)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING, BASIC AND DILUTED (in Shares)	17,372,858	15,548,247